EMPLOYEE BENEFITS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	R$ (1,954.6)	R$ (2,104.6)
Others
Total	(2,166.2)	(1,954.6)	R$ (2,104.6)
Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	(6,282.7)	(6,397.5)	(8,519.7)
Recognized in the income statement
Service costs	(43.3)	(24.1)	(47.0)
Interest costs	(382.1)	(413.4)	(353.2)
Interest income
Administrative costs
Curtailments, settlements and other
Subtotal	(425.4)	(437.5)	(400.2)
Included in the comprehensive income for the period
Gains/(losses) on settlements or reductions in benefits	3.7	2.5	3.8
Actuarial gains/(losses) - demographic assumptions		11.5
Actuarial gains/(losses) - financial assumptions	253.1	(297.0)	1,333.6
Experience adjustments	85.7	91.2	(171.5)
Effects of exchange differences	(750.7)	216.7	787.7
Expected return, excluding interest income
Subtotal	(408.2)	24.9	1,953.6
Others
Contributions by plan participants	(4.8)	(4.2)	(5.6)
Reclassifications	0.3
Contributions by employer
Benefits paid, excluding administrative costs	529.5	531.6	574.4
Subtotal	525.0	527.4	568.8
Total	(6,591.3)	(6,282.7)	(6,397.5)
Plan assets [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	4,604.6	4,543.3	5,638.0
Recognized in the income statement
Service costs
Interest costs
Interest income	281.3	318.1	262.1
Administrative costs	(8.3)	(5.2)	(5.2)
Curtailments, settlements and other	3.5	(4.8)	(1.8)
Subtotal	276.5	308.1	255.1
Included in the comprehensive income for the period
Gains/(losses) on settlements or reductions in benefits
Actuarial gains/(losses) - demographic assumptions
Actuarial gains/(losses) - financial assumptions
Experience adjustments
Effects of exchange differences	450.9	(102.0)	(482.6)
Expected return, excluding interest income	(103.6)	101.7	(614.6)
Subtotal	347.3	(0.3)	(1,097.2)
Others
Contributions by plan participants	4.6	4.6	5.8
Reclassifications
Contributions by employer	240.3	280.5	316.0
Benefits paid, excluding administrative costs	(529.8)	(531.6)	(574.4)
Subtotal	(284.9)	(246.5)	(252.6)
Total	4,943.5	4,604.6	4,543.3
Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	(182.6)	(163.3)	(180.1)
Recognized in the income statement
Service costs
Interest costs	(16.8)	(16.2)	(15.6)
Interest income
Administrative costs
Curtailments, settlements and other
Subtotal	(16.8)	(16.2)	(15.6)
Included in the comprehensive income for the period
Gains/(losses) on settlements or reductions in benefits
Actuarial gains/(losses) - demographic assumptions
Actuarial gains/(losses) - financial assumptions	(168.2)	(3.1)	32.4
Experience adjustments
Effects of exchange differences
Expected return, excluding interest income
Subtotal	(168.2)	(3.1)	32.4
Others
Contributions by plan participants
Reclassifications
Contributions by employer
Benefits paid, excluding administrative costs
Subtotal
Total	(367.6)	(182.6)	(163.3)
Net Defined Benefit Liability Assets [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	(1,860.7)	(2,017.5)	(3,061.8)
Recognized in the income statement
Service costs	(43.3)	(24.1)	(47.0)
Interest costs	(398.9)	(429.6)	(368.8)
Interest income	281.3	318.1	262.1
Administrative costs	(8.3)	(5.2)	(5.2)
Curtailments, settlements and other	3.5	(4.8)	(1.8)
Subtotal	(165.7)	(145.6)	(160.7)
Included in the comprehensive income for the period
Gains/(losses) on settlements or reductions in benefits	3.7	2.5	3.8
Actuarial gains/(losses) - demographic assumptions		11.5
Actuarial gains/(losses) - financial assumptions	84.9	(300.1)	1,366.0
Experience adjustments	85.7	91.2	(171.5)
Effects of exchange differences	(299.8)	114.7	305.1
Expected return, excluding interest income	(103.6)	101.7	(614.6)
Subtotal	(229.1)	21.5	888.8
Others
Contributions by plan participants	(0.2)	0.4	0.2
Reclassifications	0.3
Contributions by employer	240.3	280.5	316.0
Benefits paid, excluding administrative costs	(0.3)
Subtotal	240.1	280.9	316.2
Total	R$ (2,015.4)	R$ (1,860.7)	R$ (2,017.5)